Annual Total Returns - Franklin Mutual Quest Fund [BarChart] - Franklin Mutual Series Funds-29 - Franklin Mutual Quest Fund - Class A	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	9.86%
Annual Return 2011	(2.10%)
Annual Return 2012	12.21%
Annual Return 2013	25.61%
Annual Return 2014	3.11%
Annual Return 2015	(5.85%)
Annual Return 2016	16.04%
Annual Return 2017	6.54%
Annual Return 2018	(7.36%)
Annual Return 2019	12.14%